Finance Income and Costs - Details of Finance Income and Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Finance income
Equity securities measured at fair value through other comprehensive income	¥ 634	¥ 584	¥ 606
Financial assets measured at amortized cost	711	562	455
Others	18		15
Finance income	1,363	1,146	1,076
Finance costs
Financial liabilities measured at amortized cost	1,328	805	557
Foreign exchange losses	2,017	3,180	615
Others	84	250	162
Finance costs	¥ 3,429	¥ 4,235	¥ 1,334